[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05921
THE TURKISH INVESTMENT FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-378-1630

Date of fiscal year end:	10/31/04

Date of reporting period:	7/31/04

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Turkish Investment Fund, Inc.

Portfolio of Investments

July 31, 2004 (unaudited)

	Shares	Value (000)
TURKISH COMMON STOCKS (100.2%) (Unless otherwise noted)
Airlines (3.5%)
Turk Hava Yollari Anonim Ortakligi	(a)357,944,000	$1,829
Auto Components (4.8%)
Uzel Makina Sanayii AS	(a)628,006,000	2,482
Building Products (7.5%)
Trakya Cam Sanayii AS	1,590,134,692	3,901
Commercial Banks (20.0%)
Akbank TAS	1,058,057,500	4,362
Turkiye Garanti Bankasi AS	(a)528,666,000	1,639
Yapi ve Kredi Bankasi AS	(a)1,630,875,000	4,362
		10,363
Construction Materials (10.4%)
Adana Cimento Sanayii Turk Anonim Sirketi, ‘A’	(a)698,734,185	2,238
Akcansa Cimento AS	1,314,402,500	2,978
Baticim Bati Anadolu Cimento Sanayii AS	132,964,000	189
		5,405
Containers & Packaging (4.3%)
Anadolu Cam Sanayii AS	981,769,388	2,258
Health Care Providers & Services (4.6%)
Acibadem Saglik Hizmetleri ve Ticaret AS	(a)1,199,578,500	2,371
Household Durables (4.9%)
Arcelik AS	(a)472,313,200	2,526
Industrial Conglomerates (4.6%)
Enka Insaat ve Sanayi AS	112,861,112	2,365
Insurance (5.4%)
Aksigorta AS	985,212,700	2,820
Media (11.9%)
Dogan Burda Rizzoli Dergi Yayincilik ve Pazarlama AS	409,461,580	1,067
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	33,183,000	1,493
Hurriyet Gazetecilik ve Matbaacilik AS	1,971,653,885	3,594
		6,154
Multiline Retail (4.3%)
Carsi Buyuk Magazacilik AS	(a)2,528,899,500	2,223
Wireless Telecommunication Services (14.0%)
Turkcell Iletisim Hizmetleri AS	1,309,951,250	5,356
Turkcell Iletisim Hizmetleri AS ADR	64,900	1,934
		7,290
TOTAL TURKISH COMMON STOCKS (100.2%) (Cost $45,269)		51,987
Liabilities in Excess of Assets (-0.2%)		(100)
NET ASSETS (100%)		51,887

(a)           Non-income producing security.

ADR       American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Turkish Investment Fund, Inc.
By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robinson
Name:	Ronald E. Robinson
Title:	Principal Executive Officer
Date:	September 20, 2004

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	September 20, 2004